Borrowings - Schedule of current and non-current borrowings (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current
Bank loans	£ 381	£ 8,976
Bonds	1,638	1,735
Commercial paper	840	1,303
Lease liabilities	96	107
Current portion of non-current borrowings	2,955	12,121
Non-current
Bank loans	2,557	2,211
Bonds	36,855	30,682
Lease liabilities	618	451
Non-current portion of non-current borrowings	40,030	33,344
Total borrowings	42,985	45,465	£ 31,220	£ 30,794
National Grid Electricity Distribution
Current
Bank loans	£ 0	£ 8,179